Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets at Amortized Cost [Abstract]
Schedule of Financial Assets at Amortized Cost	The item detail is as follows:
	2023	2022
	MCh$	MCh$

Rights by resale agreements and securities lending	71,822	54,061
Debt financial instruments	1,431,083	902,355
Loans and advances to Banks	2,519,931	2,174,792
Loans to customers:
Commercial loans	20,030,044	20,308,745
Residential mortgage loans	12,310,768	11,422,322
Consumer loans	5,310,462	4,995,230
Provisions established for credit risk:
Loans and advances to Banks provisions	(1,341)	(1,641)
Commercial loans provisions	(259,641)	(321,467)
Mortgage loans provisions	(33,502)	(50,646)
Consumer loans provisions	(417,044)	(449,496)
Total	40,962,582	39,034,255

(a)	Rights by resale agreements and securities lending:

Schedule of Resale Agreements and Securities Lending	The Bank provides financing to its customers through resale agreements and securities lending, in which the financial instrument serves as collateral. As of December 31, 2023 and 2022, the detail is as follows:
	2023	2022
	MCh$	MCh$
Transaction with domestic banks
Resale agreements with other banks	—	—
Resale agreements with the Central Bank of Chile	—	—
Rights from securities lending	—	—

Transaction with foreign banks
Resale agreements with other banks	—	—
Resale agreements with foreign Central Banks	—	—
Rights from securities lending	—	—

Transaction with other domestic entities
Resale agreements	71,822	54,061
Rights from securities lending	—	—

Transaction with other foreign entities
Resale agreements	—	—
Rights from securities lending	—	—

Accumulated Impairment Value of Financial Assets at Amortized Cost - Rights from resale agreements and securities lending
Financial assets with no significant increase in credit risk since initial recognition (phase 1)	—	—
Financial assets with a significant increase in credit risk since initial recognition, but without credit impairment (phase 2)	—	—
Financial assets with credit impairment (phase 3)	—	—
Total	71,822	54,061

Schedule of Debt Financial Instruments	At the end of each period, the balances presented under this item are as follows:
	2023	2022
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	507,261	—
Bonds and promissory notes from the General Treasury of the Republic	923,880	902,355
Other fiscal debt financial instruments	—	—

Other Finacial Instruments issued in Chile
Debt financial instruments from other domestic banks	—	—
Bonds and trade effects from domestic companies	—	—
Other debt financial instruments issued in the country	—	—

Financial Instruments issued Abroad
Debt financial instruments from foreign Central Banks	—	—
Debt financial instruments from foreign governments and fiscal entities	—	—
Debt financial instruments from other foreign banks	—	—
Bonds and trade effects from foreign companies	—	—
Other debt financial instruments issued abroad	—	—

Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments
Financial assets with no significant increase in credit risk since initial recognition (phase 1)	(58)	—
Financial assets with a significant increase in credit risk since initial recognition, but without credit impairment (phase 2)	—	—
Financial assets with credit impairment (phase 3)	—	—
Total	1,431,083	902,355

Schedule of Credit Ratings of the Issuers of Instruments Assets at Amortized Cost	The credit ratings of the issuers of instruments assets at amortized cost as of December 31, 2023 and 2022, are as follows:
	As of December 31, 2023				As of December 31, 2022
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	1,431,083	—	—	1,431,083	902,355	—	—	902,355
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	—	—	—	—	—	—	—	—
Total	1,431,083	—	—	1,431,083	902,355	—	—	902,355

(b.2)	Analysis of changes in gross carrying amount and corresponding allowance for ECL by stage for financial instruments measured at amortized cost as of December 31, 2023 and 2022, is as follows:

Schedule of Financial Instruments Measured at Amortised Cost	Analysis of changes in gross carrying amount and corresponding allowance for ECL by stage for financial instruments measured at amortized cost as of December 31, 2023 and 2022, is as follows:
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Balance as of January 1, 2023	902,355	—	—	—	—	—	902,355	—
Net change on Balance *	528,728	—	—	—	—	—	528,728	—
Change in fair value	—	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2					—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Balance as of December 31, 2023	1,431,083	—	—	—	—	—	1,431,083	—
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Balance as of January 1, 2022	839,744	—	—	—	—	—	839,744	—
Net change on Balance *	62,611	—	—	—	—	—	62,611	—
Change in fair value	—	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2					—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Balance as of December 31, 2022	902,355	—	—	—	—	—	902,355	—
*	Net change between assets purchased and assets derecognized excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

Schedule of Loans and Advances to Banks	Loans and advances to Banks: At the end of each period, the balances presented under this item are as follows:
	As of December 31, 2023			As of December 31, 2022
	Assets before Allowances	Allowances established	Net assets	Assets before Allowances	Allowances established	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Domestic Banks
Interbank loans of liquidity	—	—	—	—	—	—
Interbank loans commercial	—	—	—	—	—	—
Current accounts overdrafts	—	—	—	—	—	—
Chilean exports foreign trade loans	—	—	—	—	—	—
Chilean imports foreign trade loans	—	—	—	—	—	—
Credits with third countries	—	—	—	—	—	—
Non-transferable deposits in domestic banks	—	—	—	—	—	—
Other debts with domestic banks	—	—	—	—	—	—
Foreign Banks
Interbank loans of liquidity	—	—	—	—	—	—
Interbank loans commercial	205,362	(561)	204,801	186,660	(838)	185,822
Current accounts overdrafts	—	—	—	—	—	—
Chilean exports foreign trade loans	213,636	(780)	212,856	186,553	(801)	185,752
Chilean imports foreign trade loans	—	—	—	—	—	—
Credits with third countries	—	—	—	479	(2)	477
Current account deposits with foreign banks for derivatives transactions	—	—	—	—	—	—
Other non-transferable deposits with foreign banks	—	—	—	—	—	—
Other debts with foreign banks	—	—	—	—	—	—
Subtotal Domestic and Foreign Banks	418,998	(1,341)	417,657	373,692	(1,641)	372,051
Central Bank of Chile
Current account deposits for derivative transactions with a counterparty	—	—	—	—	—	—
Other deposits not available	2,100,933	—	2,100,933	1,801,100	—	1,801,100
Other receivables	—	—	—	—	—	—
Foreign Central Banks
Current account deposits for derivatives transactions	—	—	—	—	—	—
Other deposits not available	—	—	—	—	—	—
Other receivables	—	—	—	—	—	—
Subtotal Central Bank of Chile and Foreign Central Banks	2,100,933	—	2,100,933	1,801,100	—	1,801,100
Total	2,519,931	(1,341)	2,518,590	2,174,792	(1,641)	2,173,151

Schedule of Credit Quality and the Maximum Exposure to Credit Risk	The credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2023 and 2022, is as follows:
	2023				2022
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Domestic Banks
Normal	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—

Foreign Banks
Normal	418,998	—	—	418,998	373,692	—	—	373,692
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	418,998	—	—	418,998	373,692	—	—	373,692

Central Bank of Chile
Normal	2,100,933	—	—	2,100,933	1,801,100	—	—	1,801,100
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	2,100,933	—	—	2,100,933	1,801,100	—	—	1,801,100
Total	2,519,931	—	—	2,519,931	2,174,792	—	—	2,174,792

Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage	Changes in gross carrying amount and corresponding allowance for ECL by stage as of December 31, 2023 and 2022, is as follows:
	Changes as of December 31, 2023
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
ECL allowances as of January 1, 2023	2,174,792	(1,641)	—	—	—	—	2,174,792	(1,641)
Net change on Balance *	343,280	(30)	—	—	—	—	343,280	(30)
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	300	—	—	—	—	—	300
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	1,859	30	—	—	—	—	1,859	30
Total	2,519,931	(1,341)	—	—	—	—	2,519,931	(1,341)
	Changes as of December 31, 2022
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
ECL allowances as of January 1, 2022	1,529,832	(81)	—	—	—	—	1,529,832	(81)
Net change on Balance *	656,130	(439)	—	—	—	—	656,130	(439)
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	(1,270)	—	—	—	—	—	(1,270)
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	(11,170)	149	—	—	—	—	(11,170)	149
Total	2,174,792	(1,641)	—	—	—	—	2,174,792	(1,641)
*	Net change between assets originated and assets repaid, excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

Schedule of Loans to Customer	Loans to Customers: At the end of each period, the balances presented under this item are as follows:
	As of December 31, 2023			As of December 31, 2022
	Assets before Allowances	Allowances established	Net assets	Assets before Allowances	Allowances established	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Commercial loans	15,500,934	(198,109)	15,302,825	15,891,074	(258,330)	15,632,744
Chilean exports foreign trade loans	1,138,316	(8,905)	1,129,411	956,512	(9,986)	946,526
Accrediting foreign trade loans negotiated in terms of Chilean imports	94	(2)	92	2,715	(16)	2,699
Chilean imports foreign trade loans	583,013	(8,139)	574,874	698,595	(10,184)	688,411
Current account debtors	186,515	(6,274)	180,241	175,659	(7,194)	168,465
Credit card debtors	107,766	(10,989)	96,777	88,513	(8,196)	80,317
Factoring transactions	603,354	(4,506)	598,848	628,546	(5,847)	622,699
Commercial lease transactions (1)	1,822,495	(11,245)	1,811,250	1,782,081	(13,071)	1,769,010
Student loans	56,923	(2,744)	54,179	59,752	(3,628)	56,124
Other loans and accounts receivable	30,634	(8,728)	21,906	25,298	(5,015)	20,283
Subtotal	20,030,044	(259,641)	19,770,403	20,308,745	(321,467)	19,987,278
Mortgage loans
Mortgage bonds	2,500	(10)	2,490	3,907	(23)	3,884
Endorsable mortgage mutual loans	11,327	(40)	11,287	14,604	(77)	14,527
Mortgage mutual financed with mortgage bonds	—	—	—	—	—	—
Other mortgage mutual loans	12,132,671	(31,951)	12,100,720	11,242,986	(49,041)	11,193,945
Residential lease transactions (1)	—	—	—	—	—	—
Other loans and accounts receivable	164,270	(1,501)	162,769	160,825	(1,505)	159,320
Subtotal	12,310,768	(33,502)	12,277,266	11,422,322	(50,646)	11,371,676
Consumer loans
Consumer loans in installments	3,182,932	(349,864)	2,833,068	3,115,069	(374,320)	2,740,749
Current account debtors	270,974	(7,221)	263,753	253,409	(12,512)	240,897
Credit card debtors	1,854,678	(58,695)	1,795,983	1,625,210	(61,758)	1,563,452
Consumer lease transactions (1)	380	(20)	360	503	(31)	472
Other loans and accounts receivable	1,498	(1,244)	254	1,039	(875)	164
Subtotal	5,310,462	(417,044)	4,893,418	4,995,230	(449,496)	4,545,734
Total	37,651,274	(710,187)	36,941,087	36,726,297	(821,609)	35,904,688
(1)	In this item, the Bank finances its clients’ purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2023, Ch$922,174 million corresponds to financial leases for real estate (Ch$910,492 million in December 31, 2022) and Ch$900,701 million corresponds to financial leases for other assets (Ch$872,092 million in December 31, 2022).

(d.1)	Impairment allowance for loans to customers:
i.	The credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2023 and 2022, are as follows:

Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s Internal Credit	The credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2023 and 2022, are as follows:
	2023
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	14,599,022	4,144,669	42,993	350,612	—	2,112	78	19,139,486
Substandard	—	—	238,130	—	—	—	2,652	240,782
Non-complying	—	—	—	—	265,932	377,682	6,162	649,776
Subtotal	14,599,022	4,144,669	281,123	350,612	265,932	379,794	8,892	20,030,044

Mortgage loans
Normal	—	11,150,943	—	884,563	—	6,136	—	12,041,642
Non-complying	—	—	—	—	—	269,126	—	269,126
Subtotal	—	11,150,943	—	884,563	—	275,262	—	12,310,768

Consumer loans
Normal	—	4,447,346	—	578,426	—	3,971	81	5,029,824
Non-complying	—	—	—		—	279,232	1,406	280,638
Subtotal	—	4,447,346	—	578,426	—	283,203	1,487	5,310,462
Total	14,599,022	19,742,958	281,123	1,813,601	265,932	938,259	10,379	37,651,274
	2022
	Stage 1		Stage 2		Stage 3		POCI	Total
	Individual	Group	Individual	Group	Individual	Group
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	14,935,868	4,232,711	22,906	299,345	—	1,302	304	19,492,436
Substandard	—	—	286,605	—	—	—	561	287,166
Non-complying	—	—	—	—	218,780	308,057	2,306	529,143
Subtotal	14,935,868	4,232,711	309,511	299,345	218,780	309,359	3,171	20,308,745

Mortgage loans
Normal	—	10,490,690	—	722,028	—	4,444	—	11,217,162
Non-complying	—	—	—	—	—	205,160	—	205,160
Subtotal	—	10,490,690	—	722,028	—	209,604	—	11,422,322

Consumer loans
Normal	—	4,304,927	—	460,669	—	3,867	186	4,769,649
Non-complying	—	—	—	—	—	223,800	1,781	225,581
Subtotal	—	4,304,927	—	460,669	—	227,667	1,967	4,995,230
Total	14,935,868	19,028,328	309,511	1,482,042	218,780	746,630	5,138	36,726,297

(d.1)	Impairment allowance for loans to customers, continued:
ii.	Changes in gross carrying amount and corresponding allowance for ECL by stage as of December 31, 2023 and 2022, is as follows:

Schedule of Gross Carrying Amount and Corresponding Allowance for ECL	Changes in gross carrying amount and corresponding allowance for ECL by stage as of December 31, 2023 and 2022, is as follows:
	Changes as of December 31, 2023
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Commercial loans
Balance as of January 1, 2023	14,935,868	(67,132)	4,232,711	(46,815)	309,511	(54,679)	299,345	(12,247)	218,780	(53,675)	309,359	(86,138)	3,171	(781)	20,308,745	(321,467)
Net change on Balance *	(257,010)	24,200	198,208	9,612	(80,797)	37,103	(83,775)	(1,000)	(21,611)	(26,358)	(8,226)	(55,616)	5,722	(767)	(247,489)	(12,826)
Transfer to Stage 1	288,294	(9,423)	1,024,367	(32,758)	(287,616)	9,420	(993,013)	27,693	(679)	3	(31,353)	5,065	—	—	—	—
Transfer to Stage 2	(430,074)	1,395	(1,293,243)	17,625	436,588	(1,707)	1,309,442	(20,486)	(6,514)	312	(16,199)	2,861	—	—	—	—
Transfer to Stage 3	(2,573)	20	(18,801)	1,046	(96,930)	10,231	(181,506)	19,228	99,502	(10,251)	200,308	(20,274)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	8,195	—	24,679	—	(8,654)	—	(25,669)	—	(3,766)	—	(10,834)	—	—	—	(16,049)
Refinements to models used for calculation	—	(12,935)	—	4,518	—	(1,766)	—	1,665	—	—	—	59	—	—	—	(8,459)
Amounts written off	—	—	—	—	—	—	—	—	(25,871)	25,871	(74,206)	74,206	—	—	(100,077)	100,077
Foreign exchange adjustments	64,517	(229)	1,427	(51)	367	(64)	119	(2)	2,325	(526)	111	(45)	(1)	—	68,865	(917)
Subtotal Commercial loans	14,599,022	(55,909)	4,144,669	(22,144)	281,123	(10,116)	350,612	(10,818)	265,932	(68,390)	379,794	(90,716)	8,892	(1,548)	20,030,044	(259,641)

Mortgage loans
Balance as of January 1, 2023	—	—	10,490,690	(15,249)	—	—	722,028	(21,553)	—	—	209,604	(13,844)	—	—	11,422,322	(50,646)
Net change on Balance *	—	—	950,450	3,787	—	—	(26,788)	(13,572)	—	—	(26,492)	1,189	—	—	897,170	(8,596)
Transfer to Stage 1	—	—	2,091,400	(40,722)	—	—	(2,071,249)	39,977	—	—	(20,151)	745	—	—	—	—
Transfer to Stage 2	—	—	(2,379,998)	4,327	—	—	2,407,618	(6,867)	—	—	(27,620)	2,540	—	—	—	—
Transfer to Stage 3	—	—	(1,599)	16	—	—	(147,046)	18,021	—	—	148,645	(18,037)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	37,408	—	—	—	(44,502)	—	—	—	7,982	—	—	—	888
Refinements to models used for calculation	—	—	—	1,377	—	—	—	14,751	—	—	—	—	—	—	—	16,128
Amounts written off	—	—	—	—	—	—	—	—	—	—	(8,724)	8,724	—	—	(8,724)	8,724
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	11,150,943	(9,056)	—	—	884,563	(13,745)	—	—	275,262	(10,701)	—	—	12,310,768	(33,502)

Consumer loans
Balance as of January 1, 2023	—	—	4,304,927	(227,372)	—	—	460,669	(86,732)	—	—	227,667	(134,171)	1,967	(1,221)	4,995,230	(449,496)
Net change on Balance *	—	—	697,853	(21,330)	—	—	(128,809)	(14,903)	—	—	70,032	(168,056)	(480)	330	638,596	(203,959)
Transfer to Stage 1	—	—	1,271,755	(193,342)	—	—	(1,231,470)	172,319	—	—	(40,285)	21,023	—	—	—	—
Transfer to Stage 2	—	—	(1,807,123)	145,966	—	—	1,829,938	(157,221)	—	—	(22,815)	11,255	—	—	—	—
Transfer to Stage 3	—	—	(22,272)	4,333	—	—	(351,957)	165,046	—	—	374,229	(169,379)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	126,021	—	—	—	(178,730)	—	—	—	(43,970)	—	—	—	(96,679)
Refinements to models used for calculation	—	—	—	1,452	—	—	—	6,032	—	—	—	—	—	—	—	7,484
Amounts written off	—	—	—	—	—	—	—	—	—	—	(325,626)	325,626	—	—	(325,626)	325,626
Foreign exchange adjustments	—	—	2,206	(18)	—	—	55	(1)	—	—	1	(1)	—	—	2,262	(20)
Subtotal Consumer loans	—	—	4,447,346	(164,290)	—	—	578,426	(94,190)	—	—	283,203	(157,673)	1,487	(891)	5,310,462	(417,044)
Total	14,599,022	(55,909)	19,742,958	(195,490)	281,123	(10,116)	1,813,601	(118,753)	265,932	(68,390)	938,259	(259,090)	10,379	(2,439)	37,651,274	(710,187)
*	Net change between assets originated and assets repaid excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

	Changes as of December 31, 2022
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Commercial loans
Balance as of January 1, 2022	10,968,881	(30,681)	4,579,194	(57,965)	3,459,715	(94,339)	214,276	(8,306)	167,633	(56,154)	280,313	(70,594)	2,320	(802)	19,672,332	(318,841)
Net change on Balance *	1,146,093	5,301	(110,736)	11,628	(218,018)	(19,888)	(60,023)	(4,870)	(23,535)	(1,065)	(4,502)	(56,158)	993	(428)	730,272	(65,480)
Transfer to Stage 1	3,420,173	(33,979)	901,257	(30,100)	(3,419,679)	33,865	(892,717)	28,450	(494)	114	(8,540)	1,650	—	—	—	—
Transfer to Stage 2	(563,832)	1,178	(1,119,924)	13,749	566,547	(1,667)	1,168,769	(20,952)	(2,715)	489	(48,845)	7,203	—	—	—	—
Transfer to Stage 3	(9,385)	44	(17,019)	973	(93,970)	5,132	(130,928)	14,807	103,354	(5,176)	147,948	(15,780)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	19,277	—	21,966	—	(7,754)	—	(22,854)	—	(16,753)	—	(9,448)	—	—	—	(15,566)
Refinements to models used for calculation	—	(29,263)	—	(7,218)	—	29,670	—	1,446	—	(1,500)	—	—	—	307	—	(6,558)
Amounts written off	(2)	2	(2)	2	(16)	16	(30)	30	(26,788)	26,788	(56,977)	56,977	(142)	142	(83,957)	83,957
Foreign exchange adjustments	(26,060)	989	(59)	150	14,932	286	(2)	2	1,325	(418)	(38)	12	—	—	(9,902)	1,021
Subtotal Commercial loans	14,935,868	(67,132)	4,232,711	(46,815)	309,511	(54,679)	299,345	(12,247)	218,780	(53,675)	309,359	(86,138)	3,171	(781)	20,308,745	(321,467)

Mortgage loans
Balance as of January 1, 2022	—	—	9,608,872	(8,266)	—	—	449,804	(12,115)	—	—	287,818	(18,601)	34	(4)	10,346,528	(38,986)
Net change on Balance *	—	—	1,074,711	(2,120)	—	—	21,391	(11,491)	—	—	(9,228)	(10,037)	(34)	4	1,086,840	(23,644)
Transfer to Stage 1	—	—	1,660,510	(45,169)	—	—	(1,620,547)	41,432	—	—	(39,963)	3,737	—	—	—	—
Transfer to Stage 2	—	—	(1,842,069)	3,667	—	—	1,966,976	(12,895)	—	—	(124,907)	9,228	—	—	—	—
Transfer to Stage 3	—	—	(11,323)	84	—	—	(95,613)	12,562	—	—	106,936	(12,646)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	42,189	—	—	—	(42,489)	—	—	—	3,423	—	—	—	3,123
Refinements to models used for calculation	—	—	—	(5,645)	—	—	—	3,460	—	—	—	—	—	—	—	(2,185)
Amounts written off	—	—	(11)	11	—	—	17	(17)	—	—	(11,052)	11,052	—	—	(11,046)	11,046
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	10,490,690	(15,249)	—	—	722,028	(21,553)	—	—	209,604	(13,844)	—	—	11,422,322	(50,646)

Consumer loans
Balance as of January 1, 2022	—	—	3,739,887	(153,994)	—	—	287,814	(49,109)	—	—	218,029	(111,804)	1,283	(762)	4,247,013	(315,669)
Net change on Balance *	—	—	961,038	(159,017)	—	—	(52,847)	(14,962)	—	—	9,800	(92,191)	708	(484)	918,699	(266,654)
Transfer to Stage 1	—	—	986,727	(165,534)	—	—	(976,316)	159,538	—	—	(10,411)	5,996	—	—	—	—
Transfer to Stage 2	—	—	(1,360,916)	125,259	—	—	1,429,394	(155,549)	—	—	(68,478)	30,290	—	—	—	—
Transfer to Stage 3	—	—	(21,686)	3,677	—	—	(227,370)	104,895	—	—	249,056	(108,572)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	104,217	—	—	—	(137,853)	—	—	—	(28,215)	—	—	—	(61,851)
Refinements to models used for calculation	—	—	—	17,927	—	—	—	6,277	—	—	—	—	—	1	—	24,205
Amounts written off	—	—	(96)	96	—	—	(32)	32	—	—	(170,324)	170,324	(24)	24	(170,476)	170,476
Foreign exchange adjustments	—	—	(27)	(3)	—	—	26	(1)	—	—	(5)	1	—	—	(6)	(3)
Subtotal Consumer loans	—	—	4,304,927	(227,372)	—	—	460,669	(86,732)	—	—	227,667	(134,171)	1,967	(1,221)	4,995,230	(449,496)
Total	14,935,868	(67,132)	19,028,328	(289,436)	309,511	(54,679)	1,482,042	(120,532)	218,780	(53,675)	746,630	(234,153)	5,138	(2,002)	36,726,297	(821,609)

Schedule of Bank’s Loan Portfolio	The following table details the Bank’s loan portfolio as of December 31, 2023 and 2022 by the customer’s industry sector and their respective economic activity:
	Credit and Contingent loans Exposure						Allowances Established
	Domestic loans		Foreign loans		Total	Total	Domestic loans		Foreign loans		Total	Total
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and advances to Banks	2,100,933	1,801,100	418,998	373,692	2,519,931	2,174,792	—	—	(1,341)	(1,641)	(1,341)	(1,641)

Commercial loans
Agriculture and livestock	788,942	797,920	—	—	788,942	797,920	(9,046)	(11,310)	—	—	(9,046)	(11,310)
Fruit	646,608	663,630	—	—	646,608	663,630	(4,456)	(4,903)	—	—	(4,456)	(4,903)
Forestry	101,406	102,548	—	—	101,406	102,548	(1,352)	(1,369)	—	—	(1,352)	(1,369)
Fishing	26,339	30,513	—	—	26,339	30,513	(788)	(1,331)	—	—	(788)	(1,331)
Mining	417,164	314,890	—	—	417,164	314,890	(2,532)	(4,666)	—	—	(2,532)	(4,666)
Oil and natural gas	416	1,011	—	—	416	1,011	(8)	(15)	—	—	(8)	(15)
Product manufacturing industries:
Foods, beverages and tobacco	513,197	594,923	—	—	513,197	594,923	(10,565)	(12,316)	—	—	(10,565)	(12,316)
Textiles, leather goods and footwear	33,100	33,145	—	—	33,100	33,145	(599)	(625)	—	—	(599)	(625)
Woods and furnitures	78,409	105,551	—	—	78,409	105,551	(1,295)	(1,553)	—	—	(1,295)	(1,553)
Cellulose, Paper and printing	16,931	20,974	—	—	16,931	20,974	(591)	(598)	—	—	(591)	(598)
Chemicals and petroleum products	298,883	365,239	—	—	298,883	365,239	(2,046)	(3,290)	—	—	(2,046)	(3,290)
Metal, non-metal, machine or others	551,922	574,496	—	—	551,922	574,496	(7,367)	(9,612)	—	—	(7,367)	(9,612)
Electricity, gas and water	438,147	463,558	1,326	—	439,473	463,558	(2,342)	(3,784)	(19)	—	(2,361)	(3,784)
Residential construction	265,086	271,923	—	—	265,086	271,923	(9,699)	(10,596)	—	—	(9,699)	(10,596)
Non-residential construction (office, civil engineering)	409,154	356,241	—	—	409,154	356,241	(11,060)	(8,432)	—	—	(11,060)	(8,432)
Wholesale	1,798,723	2,037,033	—	—	1,798,723	2,037,033	(34,250)	(33,387)	—	—	(34,250)	(33,387)
Retail, restaurants and hotels	1,016,553	1,042,290	—	6,752	1,016,553	1,049,042	(34,404)	(39,141)	—	(99)	(34,404)	(39,240)
Transport and storage	1,105,436	1,210,250	—	—	1,105,436	1,210,250	(16,599)	(21,849)	—	—	(16,599)	(21,849)
Communications	102,522	232,984	—	—	102,522	232,984	(2,121)	(3,989)	—	—	(2,121)	(3,989)
Financial services	3,219,991	2,990,516	—	—	3,219,991	2,990,516	(9,217)	(12,372)	—	—	(9,217)	(12,372)
Business services	1,976,971	2,004,481	—	19,425	1,976,971	2,023,906	(38,908)	(48,666)	—	(136)	(38,908)	(48,802)
Real estate services	3,361,066	3,338,704	19,931	3,367	3,380,997	3,342,071	(15,986)	(41,809)	(273)	(24)	(16,259)	(41,833)
Student loans	56,924	59,753	—	—	56,924	59,753	(2,744)	(3,628)	—	—	(2,744)	(3,628)
Government administration, defence and police force	21,438	26,146	—	—	21,438	26,146	(269)	(317)	—	—	(269)	(317)
Social services and other community services	900,822	833,275	—	—	900,822	833,275	(13,044)	(13,933)	—	—	(13,044)	(13,933)
Personal services	1,862,637	1,807,207	—	—	1,862,637	1,807,207	(28,061)	(27,717)	—	—	(28,061)	(27,717)
Subtotal	20,008,787	20,279,201	21,257	29,544	20,030,044	20,308,745	(259,349)	(321,208)	(292)	(259)	(259,641)	(321,467)

Residential mortgage loans	12,310,768	11,422,322	—	—	12,310,768	11,422,322	(33,502)	(50,646)	—	—	(33,502)	(50,646)

Consumer loans	5,310,462	4,995,230	—	—	5,310,462	4,995,230	(417,044)	(449,496)	—	—	(417,044)	(449,496)

Contingent loan exposure	13,547,435	12,890,795	—	—	13,547,435	12,890,795	(89,640)	(143,489)	—	—	(89,640)	(143,489)

Schedule of Concentration of Credit Risk	The following table details the Bank’s loan portfolio as of December 31, 2023 and 2022 by tranches of days past-due:
	Financial assets before allowances								Allowances established
As of	Stage 1 Evaluation		Stage 2 Evaluation		Stage 3 Evaluation		POCI	Total	Stage 1 Evaluation		Stage 2 Evaluation		Stage 3 Evaluation		POCI	Total	Net Financial Assets
December 31,	Individual	Group	Individual	Group	Individual	Group			Individual	Group	Individual	Group	Individual	Group
2023	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and advances to Banks
0 days	2,432,163	—	—	—	—	—	—	2,432,163	(909)	—	—	—	—	—	—	(909)	2,431,254
1 to 29 days	87,768	—	—	—	—	—	—	87,768	(432)	—	—	—	—	—	—	(432)	87,336
30 to 59 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
60 to 89 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
> = 90 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	2,519,931	—	—	—	—	—	—	2,519,931	(1,341)	—	—	—	—	—	—	(1,341)	2,518,590

Commercial loans
0 days	14,430,127	4,117,186	237,042	210,755	89,282	90,287	8,168	19,182,847	(55,341)	(21,025)	(8,204)	(2,979)	(20,131)	(15,064)	(1,137)	(123,881)	19,058,966
1 to 29 days	148,791	27,483	26,668	88,195	9,591	28,001	724	329,453	(459)	(1,119)	(719)	(3,745)	(2,123)	(4,172)	(411)	(12,748)	316,705
30 to 59 days	12,759	—	13,111	42,034	18,279	29,025	—	115,208	(49)	—	(1,006)	(2,993)	(2,484)	(4,590)	—	(11,122)	104,086
60 to 89 days	7,345	—	4,302	9,628	8,614	23,580	—	53,469	(60)	—	(187)	(1,101)	(461)	(3,774)	—	(5,583)	47,886
> = 90 days	—	—	—	—	140,166	208,901	—	349,067	—	—	—	—	(43,191)	(63,116)	—	(106,307)	242,760
Subtotal	14,599,022	4,144,669	281,123	350,612	265,932	379,794	8,892	20,030,044	(55,909)	(22,144)	(10,116)	(10,818)	(68,390)	(90,716)	(1,548)	(259,641)	19,770,403

Residential mortgage loans
0 days	—	11,130,137	—	599,734	—	50,882	—	11,780,753	—	(8,538)	—	(4,728)	—	(2,346)	—	(15,612)	11,765,141
1 to 29 days	—	20,806	—	187,607	—	30,277	—	238,690	—	(518)	—	(3,760)	—	(919)	—	(5,197)	233,493
30 to 59 days	—	—	—	74,184	—	27,827	—	102,011	—	—	—	(3,611)	—	(861)	—	(4,472)	97,539
60 to 89 days	—	—	—	23,038	—	24,732	—	47,770	—	—	—	(1,646)	—	(1,314)	—	(2,960)	44,810
> = 90 days	—	—	—	—	—	141,544	—	141,544	—	—	—	—	—	(5,261)	—	(5,261)	136,283
Subtotal	—	11,150,943	—	884,563	—	275,262	—	12,310,768	—	(9,056)	—	(13,745)	—	(10,701)	—	(33,502)	12,277,266

Consumer loans
0 days	—	4,406,805	—	391,601	—	90,983	464	4,889,853	—	(152,643)	—	(27,036)	—	(46,325)	(234)	(226,238)	4,663,615
1 to 29 days	—	40,541	—	106,672	—	26,734	1,023	174,970	—	(11,647)	—	(32,205)	—	(13,177)	(657)	(57,686)	117,284
30 to 59 days	—	—	—	61,334	—	32,441	—	93,775	—	—	—	(24,624)	—	(17,384)	—	(42,008)	51,767
60 to 89 days	—	—	—	18,819	—	31,703	—	50,522	—	—	—	(10,325)	—	(17,644)	—	(27,969)	22,553
> = 90 days	—	—	—	—	—	101,342	—	101,342	—	—	—	—	—	(63,143)	—	(63,143)	38,199
Subtotal	—	4,447,346	—	578,426	—	283,203	1,487	5,310,462	—	(164,290)	—	(94,190)	—	(157,673)	(891)	(417,044)	4,893,418
Total Loans	17,118,953	19,742,958	281,123	1,813,601	265,932	938,259	10,379	40,171,205	(57,250)	(195,490)	(10,116)	(118,753)	(68,390)	(259,090)	(2,439)	(711,528)	39,459,677

	Financial assets before allowances								Allowances established
As of	Stage 1 Evaluation		Stage 2 Evaluation		Stage 3 Evaluation		POCI	Total	Stage 1 Evaluation		Stage 2 Evaluation		Stage 3 Evaluation		POCI	Total	Net Financial Assets
December 31,	Individual	Group	Individual	Group	Individual	Group			Individual	Group	Individual	Group	Individual	Group
2022	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and advances to Banks
0 days	2,072,225	—	—	—	—	—	—	2,072,225	(1,196)	—	—	—	—	—	—	(1,196)	2,071,029
1 to 29 days	102,567	—	—	—	—	—	—	102,567	(445)	—	—	—	—	—	—	(445)	102,122
30 to 59 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
60 to 89 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
> = 90 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	2,174,792	—	—	—	—	—	—	2,174,792	(1,641)	—	—	—	—	—	—	(1,641)	2,173,151

Commercial loans
0 days	14,805,342	4,206,656	265,534	183,412	89,347	76,871	2,279	19,629,441	(66,719)	(44,598)	(49,972)	(3,351)	(16,338)	(16,971)	(453)	(198,402)	19,431,039
1 to 29 days	116,766	26,055	22,281	72,746	29,469	23,338	892	291,547	(322)	(2,217)	(3,083)	(4,561)	(4,196)	(4,618)	(328)	(19,325)	272,222
30 to 59 days	7,351	—	17,424	34,544	14,375	22,225	—	95,919	(43)	—	(1,094)	(3,216)	(4,331)	(4,878)	—	(13,562)	82,357
60 to 89 days	6,409	—	4,272	8,643	7,907	16,188	—	43,419	(48)	—	(530)	(1,119)	(2,879)	(3,801)	—	(8,377)	35,042
> = 90 days	—	—	—	—	77,682	170,737	—	248,419	—	—	—	—	(25,931)	(55,870)	—	(81,801)	166,618
Subtotal	14,935,868	4,232,711	309,511	299,345	218,780	309,359	3,171	20,308,745	(67,132)	(46,815)	(54,679)	(12,247)	(53,675)	(86,138)	(781)	(321,467)	19,987,278

Residential mortgage loans
0 days	—	10,473,030	—	526,154	—	52,348	—	11,051,532	—	(14,787)	—	(3,174)	—	(4,041)	—	(22,002)	11,029,530
1 to 29 days	—	17,660	—	131,994	—	23,442	—	173,096	—	(462)	—	(9,448)	—	(1,681)	—	(11,591)	161,505
30 to 59 days	—	—	—	50,866	—	17,724	—	68,590	—	—	—	(6,764)	—	(1,279)	—	(8,043)	60,547
60 to 89 days	—	—	—	13,014	—	17,661	—	30,675	—	—	—	(2,167)	—	(1,566)	—	(3,733)	26,942
> = 90 days	—	—	—	—	—	98,429	—	98,429	—	—	—	—	—	(5,277)	—	(5,277)	93,152
Subtotal	—	10,490,690	—	722,028	—	209,604	—	11,422,322	—	(15,249)	—	(21,553)	—	(13,844)	—	(50,646)	11,371,676

Consumer loans
0 days	—	4,258,038	—	301,463	—	73,583	886	4,633,970	—	(210,218)	—	(22,012)	—	(42,196)	(525)	(274,951)	4,359,019
1 to 29 days	—	46,889	—	90,349	—	18,695	1,081	157,014	—	(17,154)	—	(32,745)	—	(10,147)	(696)	(60,742)	96,272
30 to 59 days	—	—	—	52,835	—	24,344	—	77,179	—	—	—	(23,268)	—	(13,779)	—	(37,047)	40,132
60 to 89 days	—	—	—	16,022	—	25,101	—	41,123	—	—	—	(8,707)	—	(14,165)	—	(22,872)	18,251
> = 90 days	—	—	—	—	—	85,944	—	85,944	—	—	—	—	—	(53,884)	—	(53,884)	32,060
Subtotal	—	4,304,927	—	460,669	—	227,667	1,967	4,995,230	—	(227,372)	—	(86,732)	—	(134,171)	(1,221)	(449,496)	4,545,734

Total Loans	17,110,660	19,028,328	309,511	1,482,042	218,780	746,630	5,138	38,901,089	(68,773)	(289,436)	(54,679)	(120,532)	(53,675)	(234,153)	(2,002)	(823,250)	38,077,839

Schedule of Financial Lease Contracts	As of December 31, 2023 and 2022, the Bank’s scheduled cash flows to be received from financial leasing contracts have the following maturities as follows:
	Total receivable		Unearned income		Net lease receivable (*)
	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Due within one year	610,657	583,321	(88,444)	(76,614)	522,213	506,707
Due after 1 year but within 2 years	453,713	433,397	(63,079)	(55,714)	390,634	377,683
Due after 2 years but within 3 years	301,560	294,728	(38,839)	(35,133)	262,721	259,595
Due after 3 years but within 4 years	199,376	191,083	(25,018)	(22,481)	174,358	168,602
Due after 4 years but within 5 years	133,011	134,590	(17,248)	(15,614)	115,763	118,976
Due after 5 years	383,050	378,280	(36,064)	(33,166)	346,986	345,114
Total	2,081,367	2,015,399	(268,692)	(238,722)	1,812,675	1,776,677
(*)	The net balance receivable does not include the total overdue portfolio totaling Ch$10,200 million and Ch$5,907 million as of December 31, 2023 and 2022, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.

Schedule of Bank has Carried Out Transactions of Sale or Transfer of the Loan Portfolio	During 2023 and 2022 the Bank has carried out transactions of sale or transfer of the loan portfolio according to the following:
	As of December 31, 2023
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	17,013	(262)	17,007	256
Sale of write-off loans	—	—	—	—
Total	17,013	(262)	17,007	256
	As of December 31, 2022
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	7,908	(2,264)	7,908	2,264
Sale of write-off loans	—	—	—	—
Total	7,908	(2,264)	7,908	2,264
(*)	See Note No. 31.
(j)	Securitization of own assets: